Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of June 30,
	2020	2019
Buildings	$25,532,908	$9,492,699
Machinery and equipment	6,698,443	9,543,080
Office equipment and furniture	765,597	676,748
Automobiles	810,156	765,214
Leasehold improvements	5,028,382	5,126,219
Construction-in-progress (“CIP”) (1)	10,647,107	15,787,348
Total	49,482,593	41,391,308
Less: accumulated depreciation	(5,668,986)	(5,874,940)
Impairment of fixed assets	(280,095)	-
Property, plant and equipment, net	$43,533,512	$35,516,368

Schedule of Future Minimum Capital Expenditures

As of June 30, 2020, future minimum capital expenditures on the Company’s construction-in-progress projects are estimated as follows:

	Capital expenditure commitment on Meijia	Capital expenditure commitment on Dongguan Jiasheng	Total
2021	$65,044	$5,796,736	$5,861,780
2022	-	4,468,240	4,468,240
2023	-	4,240,090	4,240,090
2024	-	3,966,619	3,966,619
2025	-	3,804,450	3,804,450
Total	$65,044	$22,276,135	$22,341,179

	Capital expenditure commitment on Meijia	Capital expenditure commitment on Dongguan Jiasheng	Total
2021	$25,452	$1,383,448	$1,408,900
2022	-	4,468,240	4,468,240
2023	-	4,240,090	4,240,090
2024	-	3,966,619	3,966,619
2025	-	3,804,450	3,804,450
Total	$25,452	$17,862,847	$17,888,299